Summary of Significant Accounting Policies - Summary of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range | Laboratory Equipment
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	5 years
Bottom of range | Leasehold Improvements
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	Shorter of lease term
Bottom of range | Office Equipment and Furniture
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	3 years
Top of range | Laboratory Equipment
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	10 years
Top of range | Leasehold Improvements
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	5 years
Top of range | Office Equipment and Furniture
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Useful life	5 years